Note 8 - Related Party Transactions (Details Textual)									12 Months Ended
	Jan. 01, 2026 USD ($)	Jan. 01, 2026 EUR (€)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 EUR (€)	Jan. 01, 2024 EUR (€)	Jan. 01, 2023 EUR (€)	Jan. 01, 2018	Jan. 01, 2012	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Agreement Term							5 years	5 years
Service Management Costs Daily Fee Related Party			$ 991	€ 840	€ 810	€ 775
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up			$ 496	€ 420	€ 405	€ 387.5
Foreign Currency Exchange Rate, Remeasurement			1.18	1.18
Accounts Receivable, after Allowance for Credit Loss, Current										$ 10,159,572	$ 4,551,077
Sales Commissions and Fees										6,565,662	6,488,268	$ 6,422,112
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction										2,300,000	2,250,000	2,150,000
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction										7,995,498	7,067,408	5,720,831
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction										1,050,000	600,000	500,000
Eurobulk Ltd. [Member] | Executive Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction										3,350,000	2,850,000	2,650,000
Eurobulk Ltd. [Member] | Executive Management Fees [Member] | Special Bonus to Employees and Consultants [Member] | Forecast [Member]
Related Party Transaction, Amounts of Transaction									$ 2,360,000
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss, Current										$ 1,821,723	1,662,306
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage										1.00%
Eurochart [Member] | Vessel Sales [Member] | M/V Akinada Bridge [Member]
Sales Commissions and Fees												142,266
Eurochart [Member] | Vessel Sales [Member] | M/V "EM Astoria" [Member]
Sales Commissions and Fees											100,000
Eurochart [Member] | Vessel Sales [Member] | M/V "Diamantis" [Member]
Sales Commissions and Fees										$ 131,500
Eurochart [Member] | Vessel Sales [Member] | M/V "Marcos V" [Member]
Sales Commissions and Fees										500,000
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Amounts of Transaction										$ 2,816,435	2,587,722	2,350,919
Related Party Transaction Commission, Percentage										1.25%
Sentinel [Member]
Related Party Transaction Commission on Premium, Maximum, Percentage										5.00%
Sentinel [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction										$ 181,061	132,541	108,208
Technomar [Member]
Related Party Transaction Amounts of Transaction Per Crew Member Per Month										50
Technomar [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction										$ 360,141	$ 299,868	$ 236,416
Subsequent Event [Member]
Service Management Costs Daily Fee Related Party	$ 1,033	€ 875
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up	$ 516	€ 437.5
Foreign Currency Exchange Rate, Remeasurement	1.18	1.18